                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08455

Morgan Stanley Global Advantage Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY GLOBAL ADVANTAGE FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2003


TOTAL RETURN FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003

                                                   MORGAN
                                                  STANLEY
                                                  CAPITAL
                                            INTERNATIONAL
                                                   (MSCI)          LIPPER
                                                    WORLD    GLOBAL FUNDS
CLASS A    CLASS B    CLASS C    CLASS D         INDEX(1)        INDEX(2)
 14.56%     14.19%     14.14%     14.71%           14.66%          15.63%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The market environment during the six months ended November 30, 2003, was largely positive across the world's equity markets, with signs of economic improvement in each of the three major economic regions. Japan dominated performance in the Asian markets as economic indicators such as stronger GDP growth and increases in manufacturing showed signs of life. Investors understood the cost advantage of doing business in Japan and responded with cash inflows that propelled the Japanese market to strong gains during the period.

In the U.S., accommodative fiscal and monetary policies provided the stimulus for stronger economic growth and boosted the equity markets. France and Germany once again opted to break through the "stability" barriers to deficit spending in the EU in order to stimulate their economies. The U.S. dollar began weakening in the summer, and fell further in the fall after the G7 nations emphasized the importance of trade growth and placed pressure on China and Japan to adjust their currencies relative to the dollar.

Performance was varied at the sector level, with consumer discretionary and financials leading the pack. Economically sensitive sectors such as technology also gained strongly as investors began to put more faith into economic recovery. Industrials and materials companies were especially strong performers, particularly those exporting to China. Strength in semiconductor prices coupled with expectations for technology-related capital expenditures in 2004 helped performance in the technology sector. This environment was highly constructive for small-cap stocks, which outperformed their larger-cap peers for the period.

PERFORMANCE ANALYSIS

Morgan Stanley Global Advantage Fund modestly underperformed its benchmarks for the six months ended November 30, 2003. Much of the Fund's underperformance was due to its underweighted position in financials. This weighting was reduced during the period on the expectation that banks in particular would underperform if the yield curve widened as a result of economic recovery. The yield curves actually remained largely flat until very late in the period and the banking sector continued to outperform. The Fund's weighting in Japanese financial stocks helped performance in the first four months of the period but then proved a hindrance as the Japanese market cooled toward the end of the period. An underweighted stance in retailing and apparel also detracted from performance, as did the stock selection in underperforming U.S. and Japanese telecommunications stocks.

On a positive note, the Fund benefited from its management's decision to overweight technology stocks, particularly in the semiconductor sector. Many of these companies became significantly undervalued during the bear market and were attractive purchases, given our expectations for improved economic activity. The Fund also gained from its overweighted position in capital goods and consumer durables, which rallied strongly with other economically sensitive sectors, as well as strong stock selection within both sectors.

Automobile stocks were another key contributor as European auto companies bounced back from low valuations. Our bottom-up stock selection process resulted in overweightings in Europe and Japan, two of the period's better-performing markets.

TOP 10 HOLDINGS

Pfizer                                        3.5%
Citigroup                                     2.4
Microsoft                                     2.4
GlaxoSmithKline                               2.0
Phillips Electronics                          1.8
General Electric                              1.8
ExxonMobil                                    1.5
Royal Dutch Petroleum                         1.5
JP Morgan Chase & Co                          1.5
Applied Materials                             1.5

TOP FIVE COUNTRIES

United States                                51.1%
Japan                                        10.6
United Kingdom                                9.4
Germany                                       7.7
Switzerland                                   5.2

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN EQUITY SECURITIES OF COMPANIES LOCATED THROUGHOUT THE WORLD, INCLUDING THE UNITED STATES. THE FUND'S EQUITY SECURITIES MAY INCLUDE COMMON STOCK, PREFERRED STOCK, DEPOSITORY RECEIPTS AND/OR CONVERTIBLE SECURITIES.

2. MANAGEMENT GENERALLY UTILIZES A BOTTOM-UP STOCK SELECTION PROCESS BUT ALSO CONSIDERS GLOBAL INDUSTRY TRENDS IN MAKING CERTAIN INDUSTRY ALLOCATIONS.

3. THE SUB-ADVISOR TYPICALLY SEEKS TO CONSTRUCT A PORTFOLIO OF COMPANIES REFLECTING A MIX OF BOTH "GROWTH" AND "VALUE" STYLES. THE SUB-ADVISOR EVALUATES "GROWTH" TYPE COMPANIES THROUGH ANALYSIS OF VARIOUS EARNINGS MEASURES, AND IT ASSESSES "VALUE'" TYPE COMPANIES USING MEASURES SUCH AS VALUATION RELATIVE TO FREE CASH FLOW GENERATION.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

FUND PERFORMANCE

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                      CLASS A SHARES*       CLASS B SHARES**      CLASS C SHARES+       CLASS D SHARES++
                    (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)      (SINCE 02/25/98)
SYMBOL                         GADAX                 GADBX                 GADCX                 GADDX
1 YEAR                         17.15%(3)             16.30%(3)             16.25%(3)             17.47%(3)
                               11.00(4)              11.30(4)              15.25(4)                  -
5 YEARS                        (3.83)(3)             (4.56)(3)             (4.51)(3)             (3.63)(3)
                               (4.86)(4)             (4.89)(4)             (4.51)(4)                 -
SINCE INCEPTION                (3.18)(3)             (3.92)(3)             (3.88)(3)             (2.97)(3)
                               (4.08)(4)             (4.06)(4)             (3.88)(4)                 -

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX (MSCI) MEASURES PERFORMANCE FROM A DIVERSE RANGE OF GLOBAL STOCK MARKETS INCLUDING THE U.S., CANADA, EUROPE, AUSTRALIA, NEW ZEALAND, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GLOBAL FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GLOBAL FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)


  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               COMMON AND PREFERRED STOCKS (99.8%)

               AUSTRALIA (0.7%)
               AIRLINES
   1,322,734   Qantas Airways Ltd.                                $    3,187,244
                                                                  --------------
               DENMARK (0.5%)
               PHARMACEUTICALS: MAJOR
      62,515   Novo Nordisk AS (Series B)                              2,397,488
                                                                  --------------
               FINLAND (2.2%)
               PULP & PAPER
     311,013   Stora Enso Oyj
                (Registered Shares)                                    4,187,369
                                                                  --------------
               TELECOMMUNICATION EQUIPMENT
     318,233   Nokia Oyj                                               5,734,389
                                                                  --------------
               TOTAL FINLAND                                           9,921,758
                                                                  --------------
               FRANCE (3.4%)
               ELECTRICAL PRODUCTS
      59,935   Schneider Electric S.A.                                 3,693,402
                                                                  --------------
               INTEGRATED OIL
      37,525   Total S.A.                                              6,064,480
                                                                  --------------
               MAJOR BANKS
      57,454   BNP Paribas S.A.                                        3,237,435
                                                                  --------------
               SEMICONDUCTORS
      83,825   STMicroelectronics NV                                   2,319,489
                                                                  --------------
               TOTAL FRANCE                                           15,314,806
                                                                  --------------
               GERMANY (7.7%)
               AIRLINES
      98,506   Deutsche Lufthansa AG*                                  1,505,760
                                                                  --------------
               CHEMICALS: MAJOR DIVERSIFIED
      78,642   BASF AG                                                 3,890,153
                                                                  --------------
               CHEMICALS: SPECIALTY
      54,453   Linde AG                                                2,634,197
                                                                  --------------
               ELECTRIC UTILITIES
      70,089   E. ON AG                                                3,974,605
                                                                  --------------
               INDUSTRIAL CONGLOMERATES
      53,078   Siemens AG                                              3,872,839
                                                                  --------------
               MAJOR BANKS
      68,498   Deutsche Bank AG
                (Registered Shares)                               $    4,776,230
                                                                  --------------
               MAJOR TELECOMMUNICATIONS
     211,915   Deutsche Telekom AG
                (Registered Shares)*                                   3,518,799
                                                                  --------------
               MOTOR VEHICLES
      10,090   Porsche AG (Pref.)                                      5,214,369
      50,336   Volkswagen AG                                           2,501,418
                                                                  --------------
                                                                       7,715,787
                                                                  --------------
               PACKAGED SOFTWARE
      18,814   SAP AG (Germany)                                        2,891,693
                                                                  --------------
               TOTAL GERMANY                                          34,780,063
                                                                  --------------
               HONG KONG (0.5%)
               REAL ESTATE DEVELOPMENT
     267,000   Sun Hung Kai Properties Ltd.                            2,148,458
                                                                  --------------
               ITALY (0.8%)
               MAJOR BANKS
     712,032   UniCredito Italiano SpA                                 3,576,815
                                                                  --------------
               JAPAN (10.6%)
               BROADCASTING
         484   Fuji Television Network, Inc.                           2,388,870
                                                                  --------------
               CHEMICALS: SPECIALTY
      54,400   Shin-Etsu Chemical Co., Ltd.                            2,005,072
                                                                  --------------
               COMMERCIAL PRINTING/FORMS
     202,000   Dai Nippon Printing Co., Ltd.                           2,782,775
                                                                  --------------
               ELECTRONIC COMPONENTS
      39,500   TDK Corp.                                               2,565,824
                                                                  --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
     449,000   Matsushita Electric Industrial Co., Ltd.                5,779,938
                                                                  --------------
               ELECTRONIC PRODUCTION EQUIPMENT
      32,500   Tokyo Electron Ltd.                                     2,297,920
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INDUSTRIAL MACHINERY
      52,900   Fanuc Ltd.                                         $    3,108,074
      25,100   SMC Corporation                                         2,990,658
                                                                  --------------
                                                                       6,098,732
                                                                  --------------
               INVESTMENT BANKS/BROKERS
     922,000   Daiwa Securities Group Inc.                             5,930,207
                                                                  --------------
               MAJOR BANKS
     765,000   Sumitomo Trust & Banking Co., Ltd. (The)                4,096,843
                                                                  --------------
               PHARMACEUTICALS: MAJOR
      55,100   Takeda Chemical Industries, Ltd.                        2,111,304
                                                                  --------------
               PROPERTY - CASUALTY INSURERS
         269   Millea Holdings, Inc.                                   2,895,904
                                                                  --------------
               REAL ESTATE DEVELOPMENT
     443,000   Mitsubishi Estate Co., Ltd.                             3,952,687
                                                                  --------------
               WIRELESS TELECOMMUNICATIONS
       2,265   NTT DoCoMo, Inc.                                        4,876,745
                                                                  --------------
               TOTAL JAPAN                                            47,782,821
                                                                  --------------
               NETHERLANDS (4.7%)
               FOOD: MAJOR DIVERSIFIED
      32,690   Unilever NV
                (Share Certificates)                                   1,961,562
                                                                  --------------
               INDUSTRIAL CONGLOMERATES
     290,651   Koninklijke (Royal) Philips Electronics NV              8,258,537
                                                                  --------------
               INTEGRATED OIL
     151,429   Royal Dutch Petroleum Co.                               6,804,428
                                                                  --------------
               PUBLISHING: BOOKS/MAGAZINES
     252,601   Wolters Kluwer NV                                       3,830,968
                                                                  --------------
               TOTAL NETHERLANDS                                      20,855,495
                                                                  --------------
               NORWAY (1.1%)
               MAJOR TELECOMMUNICATIONS
     847,810   Telenor ASA                                             5,109,836
                                                                  --------------
               SOUTH KOREA (0.8%)
               SEMICONDUCTORS
      17,778   Samsung Electronics Co., Ltd. (GDR)                $    3,431,154
                                                                  --------------
               SPAIN (1.1%)
               APPAREL/FOOTWEAR RETAIL
     147,920   Industria de Diseno Textil, S.A. (Spain)                3,286,134
                                                                  --------------
               MISCELLANEOUS COMMERCIAL SERVICES
     279,932   Amadeus Global Travel Distribution S.A.
                (A Shares)                                             1,745,174
                                                                  --------------
               TOTAL SPAIN                                             5,031,308
                                                                  --------------
               SWITZERLAND (5.2%)
               CHEMICALS: AGRICULTURAL
      60,193   Syngenta AG                                             3,690,376
                                                                  --------------
               FINANCIAL CONGLOMERATES
      89,915   UBS AG (Registered Shares)                              5,798,159
                                                                  --------------
               FOOD: MAJOR DIVERSIFIED
      26,492   Nestle S.A.
                (Registered Shares)                                    6,166,418
                                                                  --------------
               OTHER CONSUMER SPECIALTIES
     107,539   Compagnie Financiere Richemont AG (Series A)            2,665,568
                                                                  --------------
               PHARMACEUTICALS: MAJOR
     117,363   Novartis AG
                (Registered Shares)                                    4,963,610
                                                                  --------------
               TOTAL SWITZERLAND                                      23,284,131
                                                                  --------------
               UNITED KINGDOM (9.4%)
               ADVERTISING/MARKETING SERVICES
     250,485   WPP Group PLC                                           2,401,839
                                                                  --------------
               CABLE/SATELLITE TV
     321,245   British Sky Broadcasting Group PLC*                     3,727,377
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               ELECTRIC UTILITIES
     670,271   National Grid Transco PLC                          $    4,534,715
                                                                  --------------
               FOOD: SPECIALTY/CANDY
     432,345   Cadbury Schweppes PLC                                   2,757,564
                                                                  --------------
               HOTELS/RESORTS/CRUISELINES
     270,188   InterContinental Hotels Group PLC                       2,498,904
                                                                  --------------
               INVESTMENT MANAGERS
     624,175   Amvescap PLC                                            4,427,011
                                                                  --------------
               LIFE/HEALTH INSURANCE
     365,263   Prudential PLC                                          2,806,021
                                                                  --------------
               MAJOR BANKS
     410,085   Barclays PLC                                            3,618,052
     266,025   HSBC Holdings PLC                                       4,034,646
      78,073   Royal Bank of Scotland Group PLC                        2,181,355
                                                                  --------------
                                                                       9,834,053
                                                                  --------------
               PHARMACEUTICALS: MAJOR
     406,572   GlaxoSmithKline PLC                                     9,175,869
                                                                  --------------
               TOTAL UNITED KINGDOM                                   42,163,353
                                                                  --------------
               UNITED STATES (51.1%)
               AEROSPACE & DEFENSE
     126,272   Boeing Co.                                              4,847,582
                                                                  --------------
               AIR FREIGHT/COURIERS
      78,107   FedEx Corp.                                             5,678,379
                                                                  --------------
               ALUMINUM
     119,549   Alcoa, Inc.                                             3,922,403
                                                                  --------------
               BIOTECHNOLOGY
      36,891   Amgen Inc.*                                             2,121,601
                                                                  --------------
               CHEMICALS: MAJOR DIVERSIFIED
      91,110   Du Pont (E.I.)
                de Nemours & Co.                                       3,777,421
                                                                  --------------
               COMPUTER COMMUNICATIONS
     218,367   Cisco Systems, Inc.*                                    4,948,196
                                                                  --------------
               DISCOUNT STORES
      97,702   Wal-Mart Stores, Inc.                                   5,436,139
                                                                  --------------
               ELECTRICAL PRODUCTS
      82,877   Emerson Electric Co.                               $    5,058,812
                                                                  --------------
               ELECTRONIC COMPONENTS
     254,408   Flextronics International Ltd.*                         4,078,160
                                                                  --------------
               ELECTRONIC EQUIPMENT/INSTRUMENTS
     525,198   Xerox Corp.*                                            6,396,912
                                                                  --------------
               ELECTRONIC PRODUCTION EQUIPMENT
     270,502   Applied Materials, Inc.*                                6,573,199
                                                                  --------------
               FINANCE/RENTAL/LEASING
      66,167   Fannie Mae                                              4,631,690
                                                                  --------------
               FINANCIAL CONGLOMERATES
     231,683   Citigroup Inc.                                         10,898,368
     186,374   J.P. Morgan Chase & Co.                                 6,590,185
                                                                  --------------
                                                                      17,488,553
                                                                  --------------
               HOME IMPROVEMENT CHAINS
     127,087   Home Depot, Inc. (The)                                  4,671,718
                                                                  --------------
               HOUSEHOLD/PERSONAL CARE
      59,731   Procter & Gamble Co. (The)                              5,748,511
                                                                  --------------
               INDUSTRIAL CONGLOMERATES
     283,921   General Electric Co.                                    8,140,015
                                                                  --------------
               INDUSTRIAL MACHINERY
      49,288   Parker-Hannifin Corp.                                   2,710,347
                                                                  --------------
               INFORMATION TECHNOLOGY SERVICES
      50,584   International Business Machines Corp.                   4,579,875
                                                                  --------------
               INSURANCE BROKERS/SERVICES
     106,383   Marsh & McLennan Companies, Inc.                        4,727,661
      75,258   Willis Group Holdings Ltd.                              2,487,277
                                                                  --------------
                                                                       7,214,938
                                                                  --------------
               INTEGRATED OIL
     191,042   Exxon Mobil Corp.                                       6,909,989
                                                                  --------------
               INTERNET RETAIL
      91,809   InterActiveCorp.*                                       3,015,926
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
               INTERNET SOFTWARE/SERVICES
     183,418   Check Point Software Technologies Ltd.*            $    3,239,162
                                                                  --------------
               INVESTMENT MANAGERS
     142,666   Mellon Financial Corp.                                  4,108,781
                                                                  --------------
               MAJOR BANKS
      74,962   Bank of America Corp.                                   5,654,384
                                                                  --------------
               MAJOR TELECOMMUNICATIONS
      82,411   Verizon Communications Inc.                             2,700,608
                                                                  --------------
               MANAGED HEALTH CARE
      38,881   Aetna Inc.                                              2,503,159
      38,082   Anthem, Inc.*                                           2,746,474
                                                                  --------------
                                                                       5,249,633
                                                                  --------------
               MEDIA CONGLOMERATES
     149,722   Viacom, Inc. (Class B)
                (Non-Voting)                                           5,887,069
     240,961   Walt Disney Co. (The)                                   5,563,789
                                                                  --------------
                                                                      11,450,858
                                                                  --------------
               MOTOR VEHICLES
     274,278   Ford Motor Co.                                          3,620,470
                                                                  --------------
               MULTI-LINE INSURANCE
      77,720   American International Group, Inc.                      4,503,874
                                                                  --------------
               OILFIELD SERVICES/EQUIPMENT
     106,982   Schlumberger Ltd.                                       5,019,595
                                                                  --------------
               PACKAGED SOFTWARE
     420,087   Microsoft Corp.                                        10,796,236
     346,856   Oracle Corp.*                                           4,165,741
                                                                  --------------
                                                                      14,961,977
                                                                  --------------
               PHARMACEUTICALS: MAJOR
      81,821   Johnson & Johnson                                       4,032,957
      60,285   Lilly (Eli) & Co.                                       4,133,140
     464,538   Pfizer Inc.                                            15,585,250
      74,033   Schering-Plough Corp.                                   1,188,230
                                                                  --------------
                                                                      24,939,577
                                                                  --------------
               PROPERTY - CASUALTY INSURERS
     262,375   Travelers Property Casualty Corp. (Class B)             4,093,050
                                                                  --------------
               SEMICONDUCTORS
     103,737   Altera Corp.*                                      $    2,627,658
     183,906   Intel Corp.                                             6,147,978
      60,991   Maxim Integrated Products, Inc.                         3,176,411
                                                                  --------------
                                                                      11,952,047
                                                                  --------------
               SPECIALTY STORES
     148,971   Office Depot, Inc.*                                     2,361,190
                                                                  --------------
               TELECOMMUNICATION EQUIPMENT
     370,560   Motorola, Inc.                                          5,202,662
                                                                  --------------
               TOBACCO
      49,460   Altria Group, Inc.                                      2,571,920
                                                                  --------------
               TOTAL UNITED STATES                                   229,580,154
                                                                  --------------
               TOTAL COMMON AND PREFERRED STOCKS
                (COST $412,753,153)                                  448,564,884
                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS
------------
               SHORT-TERM INVESTMENT (1.3%)
               REPURCHASE AGREEMENT
$      6,069   Joint repurchase agreement
                account 1.06% due 12/01/03
                (dated 11/28/03; proceeds
                $6,069,536) (a)
                (COST $6,069,000)                                      6,069,000
                                                                  --------------
TOTAL INVESTMENTS
 (COST $418,822,153)(b)(c)                                101.1%     454,633,884
LIABILITIES IN EXCESS OF OTHER ASSETS                      (1.1)      (5,165,933)
                                                          -----   --------------
NET ASSETS                                                100.0%  $  449,467,951
                                                          =====   ==============

   GDR  GLOBAL DEPOSITORY RECEIPT.
    *   NON-INCOME PRODUCING SECURITY.
   (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $50,449,178 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $14,637,447, RESULTING IN NET UNREALIZED APPRECIATION OF $35,811,731.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $29,784,632 IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT NOVEMBER 30, 2003:

                                                        UNREALIZED
   CONTRACTS           IN EXCHANGE        DELIVERY     APPRECIATION/
   TO DELIVER              FOR              DATE       DEPRECIATION
--------------------------------------------------------------------
EUR    1,649,104    $       1,964,412     12/01/03      $  (12,698)
$      2,336,359    JPY   255,504,265     12/02/03          (5,329)
EUR    5,795,000    AUD     9,505,886     12/05/03         (73,445)
EUR    9,650,000    CAD    14,820,606     12/05/03        (147,497)
CHF    6,105,727    $       4,490,000     12/05/03        (240,396)
CHF    5,925,000    GBP     2,670,459     12/05/03           4,386
EUR    3,860,000    SEK    34,931,066     12/05/03          (3,983)
EUR    1,930,000    GBP     1,322,212     12/05/03         (38,397)
JPY  494,815,960    $       4,490,000     12/05/03         (25,486)
EUR    6,785,000    $       7,926,373     12/05/03        (206,422)
                                                        ----------
      Net unrealized depreciation                       $ (749,267)
                                                        ==========

CURRENCY ABBREVIATIONS:

AUD     Australian Dollar.
CAD     Canadian Dollar.
CHF     Swiss Franc.
EUR     Euro.
GBP     British Pound.
JPY     Japanese Yen.
SEK     Swedish Krona.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)


                                                                         PERCENT OF
INDUSTRY                                                     VALUE       NET ASSETS
-----------------------------------------------------------------------------------
Advertising/Marketing Services                          $    2,401,839       0.5%
Aerospace & Defense                                          4,847,582       1.1
Air Freight/Couriers                                         5,678,379       1.3
Airlines                                                     4,693,004       1.0
Aluminum                                                     3,922,403       0.9
Apparel/Footwear Retail                                      3,286,134       0.7
Biotechnology                                                2,121,601       0.5
Broadcasting                                                 2,388,870       0.5
Cable/Satellite TV                                           3,727,377       0.8
Chemicals: Agricultural                                      3,690,376       0.8
Chemicals: Major Diversified                                 7,667,574       1.7
Chemicals: Specialty                                         4,639,270       1.0
Commercial Printing/Forms                                    2,782,775       0.6
Computer Communications                                      4,948,196       1.1
Discount Stores                                              5,436,139       1.2
Electric Utilities                                           8,509,320       1.9
Electrical Products                                          8,752,214       2.0
Electronic Components                                        6,643,985       1.5
Electronic Equipment/Instruments                            12,176,850       2.7
Electronic Production Equipment                              8,871,119       2.0
Finance/Rental/Leasing                                       4,631,690       1.0
Financial Conglomerates                                     23,286,712       5.2
Food: Major Diversified                                      8,127,980       1.8
Food: Specialty/Candy                                        2,757,565       0.6
Home Improvement Chains                                      4,671,718       1.0
Hotels/Resorts/Cruiselines                                   2,498,904       0.6
Household/Personal Care                                      5,748,511       1.3
Industrial Conglomerates                                    20,271,391       4.5
Industrial Machinery                                         8,809,079       2.0
Information Technology Services                              4,579,875       1.0
Insurance Brokers/Services                                   7,214,937       1.6
Integrated Oil                                              13,714,417       3.1
Internet Retail                                              3,015,926       0.7
Internet Software/Services                                   3,239,162       0.7
Investment Banks/Brokers                                     5,930,207       1.3
Investment Managers                                          8,535,792       1.9
Life/Health Insurance                                        2,806,021       0.6
Major Banks                                             $   31,175,760       6.9%
Major Telecommunications                                    11,329,243       2.5
Managed Health Care                                          5,249,633       1.2
Media Conglomerates                                         11,450,859       2.6
Miscellaneous Commercial Services                            1,745,175       0.4
Motor Vehicles                                              11,336,256       2.5
Multi-Line Insurance                                         4,503,874       1.0
Oil Refining/Marketing                                       6,064,480       1.3
Oilfield Services/Equipment                                  5,019,595       1.1
Other Consumer Specialties                                   2,665,568       0.6
Packaged Software                                           17,853,669       4.0
Pharmaceuticals: Major                                      43,587,846       9.7
Property - Casualty Insurers                                 6,988,954       1.6
Publishing: Books/Magazines                                  3,830,968       0.9
Pulp & Paper                                                 4,187,369       0.9
Real Estate Development                                      6,101,144       1.4
Semiconductors                                              17,702,690       3.9
Specialty Stores                                             2,361,190       0.5
Telecommunication Equipment                                 10,937,052       2.4
Tobacco                                                      2,571,920       0.6
Wireless Telecommunications                                  4,876,745       1.1
Repurchase Agreement                                         6,069,000       1.3
                                                        --------------     -----
                                                        $  454,633,884     101.1%
                                                        ==============     =====

                                                                         PERCENT OF
TYPE OF INVESTMENT                                           VALUE       NET ASSETS
-----------------------------------------------------------------------------------
Common Stocks                                           $  443,350,515      98.6%
Preferred Stocks                                             5,214,369       1.2
Short-Term Investments                                       6,069,000       1.3
                                                        --------------     -----
                                                        $  454,633,884     101.1%
                                                        ==============     =====

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $418,822,153)          $   454,633,884
Cash (including $240,963 in foreign currency)                            241,446
Receivable for:
  Investments sold                                                     4,637,454
  Dividends                                                              575,334
  Foreign withholding taxes reclaimed                                    147,177
  Shares of beneficial interest sold                                      22,052
Prepaid expenses and other assets                                         60,841
                                                                 ---------------
    TOTAL ASSETS                                                     460,318,188
                                                                 ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency
contracts                                                                749,267
  Payable for:
  Investments purchased                                                9,043,573
  Shares of beneficial interest redeemed                                 357,837
  Distribution fee                                                       353,470
  Investment management fee                                              238,709
Accrued expenses and other payables                                      107,381
                                                                 ---------------
    TOTAL LIABILITIES                                                 10,850,237
                                                                 ---------------
    NET ASSETS                                                   $   449,467,951
                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $   856,904,353
Net unrealized appreciation                                           35,129,088
Accumulated net investment loss                                       (2,484,567)
Accumulated net realized loss                                       (440,080,923)
                                                                 ---------------
    NET ASSETS                                                   $   449,467,951
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $    21,932,482
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              3,030,970
    NET ASSET VALUE PER SHARE                                    $          7.24
                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)              $          7.64
                                                                 ===============
CLASS B SHARES:
Net Assets                                                       $   392,744,886
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             56,781,512
    NET ASSET VALUE PER SHARE                                    $          6.92
                                                                 ===============
CLASS C SHARES:
Net Assets                                                       $    34,325,977
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)              4,946,930
    NET ASSET VALUE PER SHARE                                    $          6.94
                                                                 ===============
CLASS D SHARES:
Net Assets                                                       $       464,606
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                 63,387
    NET ASSET VALUE PER SHARE                                    $          7.33
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $158,293 foreign withholding tax)              $     3,304,269
Interest                                                                  12,925
                                                                 ---------------
    TOTAL INCOME                                                       3,317,194
                                                                 ---------------
EXPENSES
Distribution fee (Class A shares)                                         27,250
Distribution fee (Class B shares)                                      1,960,633
Distribution fee (Class C shares)                                        169,381
Investment management fee                                              1,456,895
Transfer agent fees and expenses                                         661,493
Custodian fees                                                            73,011
Shareholder reports and notices                                           57,959
Professional fees                                                         31,473
Registration fees                                                         30,022
Trustees' fees and expenses                                                4,561
Other                                                                     13,146
                                                                 ---------------
    TOTAL EXPENSES                                                     4,485,824
                                                                 ---------------
    NET INVESTMENT LOSS                                               (1,168,630)
                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                         36,578,165
  Foreign exchange transactions                                         (784,962)
                                                                 ---------------
    NET REALIZED GAIN                                                 35,793,203
                                                                 ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                         25,364,487
  Translation of forward foreign currency contracts, other
  assets and liabilities denominated in foreign currencies              (621,244)
                                                                 ---------------
    NET APPRECIATION                                                  24,743,243
                                                                 ---------------
    NET GAIN                                                          60,536,446
                                                                 ---------------
NET INCREASE                                                     $    59,367,816
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE SIX       FOR THE YEAR
                                                MONTHS ENDED          ENDED
                                              NOVEMBER 30, 2003   MAY 31, 2003
                                              -----------------  ---------------
                                                 (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                            $    (1,168,630)  $    (1,187,536)
Net realized gain (loss)                            35,793,203       (82,910,431)
Net change in unrealized appreciation
(depreciation)                                      24,743,243        (9,448,451)
                                               ---------------   ---------------

    NET INCREASE (DECREASE)                         59,367,816       (93,546,418)

Net decrease from transactions in shares of
beneficial interest                                (48,700,815)     (158,227,245)
                                               ---------------   ---------------

    NET INCREASE (DECREASE)                         10,667,001      (251,773,663)

NET ASSETS:
Beginning of period                                438,800,950       690,574,613
                                               ---------------   ---------------

END OF PERIOD
(Including accumulated net investment losses
of $2,484,567 and $1,315,937, respectively)    $   449,467,951   $   438,800,950
                                               ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY GLOBAL ADVANTAGE FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Global Advantage Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its assets in equity securities of companies located throughout the world (including the U.S.). The Fund was organized as a Massachusetts business trust on October 16, 1997 and commenced operations on February 25, 1998.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") or Morgan Stanley Investment Management Limited (the "Sub-Advisor") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.65% to the portion of the daily net assets not exceeding $1.5 billion and 0.625% to the portion of daily net assets exceeding $1.5 billion.

Effective August 11, 2003, the Investment Manager entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited, an affiliate of the Investment Manager. Under the Sub-Advisory Agreement, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager paid the Sub-Advisor compensation of $395,491 for the period August 11, 2003 through November 30, 2003.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $54,674,014 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $7,904, $305,331 and $230, respectively and received $5,086 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $246,044,814 and $293,658,016, respectively.

For the six months ended November 30, 2003, the Fund incurred brokerage commissions of $31,413 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $38,000.


5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                     FOR THE SIX                       FOR THE YEAR
                                     MONTHS ENDED                         ENDED
                                   NOVEMBER 30, 2003                   MAY 31, 2003
                            -------------------------------   -------------------------------
                                      (UNAUDITED)
                                SHARES           AMOUNT           SHARES           AMOUNT
                            --------------   --------------   --------------   --------------
CLASS A SHARES
Sold                             1,404,958   $    9,266,088           42,252   $      245,175
Redeemed                        (1,670,737)     (11,123,936)        (946,276)      (5,697,532)
                            --------------   --------------   --------------   --------------
Net decrease -- Class A           (265,779)      (1,857,848)        (904,024)      (5,452,357)
                            --------------   --------------   --------------   --------------
CLASS B SHARES
Sold                               359,597        2,369,360          891,614        5,131,512
Redeemed                        (7,021,250)     (45,957,576)     (25,429,187)    (147,133,440)
                            --------------   --------------   --------------   --------------
Net decrease -- Class B         (6,661,653)     (43,588,216)     (24,537,573)    (142,001,928)
                            --------------   --------------   --------------   --------------
CLASS C SHARES
Sold                                28,432          187,416          326,219        2,071,065
Redeemed                          (518,914)      (3,386,892)      (2,119,582)     (12,507,986)
                            --------------   --------------   --------------   --------------
Net decrease -- Class C           (490,482)      (3,199,476)      (1,793,363)     (10,436,921)
                            --------------   --------------   --------------   --------------
CLASS D SHARES
Sold                                 1,060            7,400            1,532            9,030
Redeemed                            (8,755)         (62,675)         (58,516)        (345,069)
                            --------------   --------------   --------------   --------------
Net decrease -- Class D             (7,695)         (55,275)         (56,984)        (336,039)
                            --------------   --------------   --------------   --------------
Net decrease in Fund            (7,425,609)  $  (48,700,815)     (27,291,944)  $ (158,227,245)
                            ==============   ==============   ==============   ==============

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

At May 31, 2003, the Fund had a net capital loss carryforward of $455,469,931 of which $52,549,991 will expire on May 31, 2009, $251,610,313 will expire May 31,
2010 and $151,309,627 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital and foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8. LEGAL MATTERS

The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY GLOBAL ADVANTAGE FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                   FOR THE SIX                        FOR THE YEAR ENDED MAY 31,
                                                  MONTHS ENDED     ---------------------------------------------------------------
                                                NOVEMBER 30, 2003     2003         2002         2001         2000          1999
                                                -----------------  ----------   ----------   ----------   ----------    ----------
                                                   (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period              $     6.32       $     7.16   $     8.70   $    12.71   $    10.84    $    10.37
                                                  ----------       ----------   ----------   ----------   ----------    ----------
Income (loss) from investment operations:
  Net investment income (loss)++                        0.01             0.03         0.01         0.00        (0.01)         0.02
  Net realized and unrealized gain (loss)               0.91            (0.87)       (1.55)       (2.61)        1.88          0.49
                                                  ----------       ----------   ----------   ----------   ----------    ----------
Total income (loss) from investment operations          0.92            (0.84)       (1.54)       (2.61)        1.87          0.51
                                                  ----------       ----------   ----------   ----------   ----------    ----------

Less dividends and distributions from:
  Net investment income                                    -                -            -            -            -         (0.04)
  Net realized gain                                        -                -            -        (1.40)           -             -
                                                  ----------       ----------   ----------   ----------   ----------    ----------
Total dividends and distributions                          -                -            -        (1.40)           -         (0.04)
                                                  ----------       ----------   ----------   ----------   ----------    ----------
Net asset value, end of period                    $     7.24       $     6.32   $     7.16   $     8.70   $    12.71    $    10.84
                                                  ==========       ==========   ==========   ==========   ==========    ==========
TOTAL RETURN+                                          14.56%(1)       (11.73)%     (17.70)%     (21.87)%      17.25%         5.01%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                1.29%(2)         1.31%        1.17%        1.05%        1.07%         1.10%
Net investment income (loss)                            0.19%(2)         0.48%        0.09%        0.02%       (0.10)%        0.18%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands           $   21,932       $   20,824   $   30,094   $   58,478   $   97,057    $   98,784
Portfolio turnover rate                                   56%(1)          135%          50%          51%          75%           97%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                          FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED     ------------------------------------------------------------------
                                             NOVEMBER 30, 2003     2003          2002         2001          2000          1999
                                             -----------------  ----------    ----------   -----------   -----------   -----------
                                                (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     6.06        $     6.93    $     8.48   $     12.52   $     10.76   $     10.35
                                              ----------        ----------    ----------   -----------   -----------   -----------
Income (loss) from investment operations:
  Net investment loss++                            (0.02)            (0.02)        (0.05)        (0.08)        (0.11)        (0.06)
  Net realized and unrealized gain (loss)           0.88             (0.85)        (1.50)        (2.56)         1.87          0.50
                                              ----------        ----------    ----------   -----------   -----------   -----------
Total income (loss) from investment
  operations                                        0.86             (0.87)        (1.55)        (2.64)         1.76          0.44
                                              ----------        ----------    ----------   -----------   -----------   -----------

Less dividends and distributions from:
  Net investment income                                -                 -             -             -             -         (0.03)
  Net realized gain                                    -                 -             -         (1.40)            -             -
                                              ----------        ----------    ----------   -----------   -----------   -----------
Total dividends and distributions                      -                 -             -         (1.40)            -         (0.03)
                                              ----------        ----------    ----------   -----------   -----------   -----------
Net asset value, end of period                $     6.92        $     6.06    $     6.93   $      8.48   $     12.52   $     10.76
                                              ==========        ==========    ==========   ===========   ===========   ===========
TOTAL RETURN+                                      14.19%(1)        (12.55)%      (18.28)%      (22.48)%       16.36%         4.27%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.04%(2)          2.07%         1.93%         1.82%         1.83%         1.86%
Net investment loss                                (0.56)%(2)        (0.28)%       (0.67)%       (0.75)%       (0.86)%       (0.58)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $  392,745        $  384,467    $  609,319   $ 1,082,667   $ 1,688,392   $ 1,614,229
Portfolio turnover rate                               56%(1)           135%           50%           51%           75%           97%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                          FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED     ------------------------------------------------------------------
                                             NOVEMBER 30, 2003     2003          2002         2001          2000          1999
                                             -----------------  ----------    ----------   -----------   -----------   -----------
                                                (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     6.08        $      6.95   $     8.50   $     12.55   $     10.78   $     10.35
                                              ----------        -----------   ----------   -----------   -----------   -----------
Income (loss) from investment operations:
  Net investment loss++                            (0.02)             (0.02)       (0.05)        (0.08)        (0.11)        (0.04)
  Net realized and unrealized gain (loss)           0.88              (0.85)       (1.50)        (2.57)         1.88          0.50
                                              ----------        -----------   ----------   -----------   -----------   -----------
Total income (loss) from investment
  operations                                        0.86              (0.87)       (1.55)        (2.65)         1.77          0.46
                                              ----------        -----------   ----------   -----------   -----------   -----------

Less dividends and distributions from:
  Net investment income                                -                  -            -             -             -         (0.03)
  Net realized gain                                    -                  -            -         (1.40)            -             -
                                              ----------        -----------   ----------   -----------   -----------   -----------
Total dividends and distributions                      -                  -            -         (1.40)            -         (0.03)
                                              ----------        -----------   ----------   -----------   -----------   -----------
Net asset value, end of period                $     6.94        $      6.08   $     6.95   $      8.50   $     12.55   $     10.78
                                              ==========        ===========   ==========   ===========   ===========   ===========
TOTAL RETURN+                                      14.14%(1)         (12.52)%     (18.24)%      (22.51)%       16.42%         4.44%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.04%(2)           2.07%        1.90%         1.81%         1.83%         1.69%
Net investment loss                                (0.56)%(2)         (0.28)%      (0.64)%       (0.74)%       (0.86)%       (0.41)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $   34,326        $    33,056   $   50,236   $    89,912   $   138,694   $   142,048
Portfolio turnover rate                               56%(1)            135%          50%           51%           75%           97%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                          FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED     ------------------------------------------------------------------
                                             NOVEMBER 30, 2003     2003          2002         2001          2000          1999
                                             -----------------  ----------    ----------   -----------   -----------   -----------
                                                (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period          $     6.39        $      7.23   $     8.76   $     12.77   $     10.87   $     10.38
                                              ----------        -----------   ----------   -----------   -----------   -----------
Income (loss) from investment operations:
  Net investment income++                           0.02               0.04         0.02          0.05          0.00          0.03
  Net realized and unrealized gain (loss)           0.92              (0.88)       (1.55)        (2.66)         1.90          0.51
                                              ----------        -----------   ----------   -----------   -----------   -----------
Total income (loss) from investment
  operations                                        0.94              (0.84)       (1.53)        (2.61)         1.90          0.54
                                              ----------        -----------   ----------   -----------   -----------   -----------

Less dividends and distributions from:
  Net investment income                                -                  -            -             -             -         (0.05)
  Net realized gain                                    -                  -            -         (1.40)            -             -
                                              ----------        -----------   ----------   -----------   -----------   -----------
Total dividends and distributions                      -                  -            -         (1.40)            -         (0.05)
                                              ----------        -----------   ----------   -----------   -----------   -----------

Net asset value, end of period                $     7.33        $      6.39   $     7.23   $      8.76   $     12.77   $     10.87
                                              ==========        ===========   ==========   ===========   ===========   ===========
TOTAL RETURN+                                      14.71%(1)         (11.62)%     (17.47)%      (21.76)%       17.48%         5.26%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.04%(2)           1.07%        0.93%         0.82%         0.83%         0.86%
Net investment income                               0.44%(2)           0.72%        0.33%         0.25%         0.14%         0.42%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $      465        $       454   $      926   $     1,986   $     1,247   $     3,611
Portfolio turnover rate                               56%(1)            135%          50%           51%           75%           97%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, United Kingdom E14 4QA

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

36021RPT-00-13297A04-OP-1/04

[MORGAN STANLEY LOGO]


[GRAPHIC]
MORGAN STANLEY FUNDS


MORGAN STANLEY
GLOBAL ADVANTAGE FUND


SEMIANNUAL REPORT
NOVEMBER 30, 2003


[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Advantage Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004